Investments in Equity Investees (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments in Equity Investees
Investments in equity investees	$ 139,505	$ 98,944
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Investments in Equity Investees
Investments in equity investees	59,712	22,271
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Investments in Equity Investees
Investments in equity investees	79,408	76,226
Other
Investments in Equity Investees
Investments in equity investees	$ 385	$ 447